Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of federal and state statutory tax rates and the provision for income tax benefit

	2022	2021
Federal	$—	$—
Foreign	—	—
State	(1,154,935)	(864,742)
Income tax benefit	$(1,154,935)	$(864,742)

Schedule of deferred tax assets and liabilities

	2022	2021
Net operating loss carry forwards	$27,252,000	$28,065,000
Orphan drug and research and development credit carry forwards	8,837,000	8,605,000
Equity based compensation	285,000	264,000
Intangibles	1,696,000	1,953,000
Capitalized research and development (Section 174)	1,832,000	—
Lease liability	96,000	30,000
Total	39,998,000	38,917,000
Valuation allowance	(39,902,000)	(38,887,000)
Net deferred tax assets	96,000	30,000
Right of use asset	(96,000)	(30,000)
Total gross deferred tax liabilities	(96,000)	(30,000)
Net deferred tax assets	$—	$—

Schedule of federal and state statutory tax rates and the provision for income tax benefit

	2022	2021
Federal tax at statutory rate	(21.0)%	(21.0)%
State tax benefits, plus sale of NJ NOL, net of federal benefit	(2.4)	(7.6)
Foreign tax rate difference	0.2	0.1
Orphan drug and research and development credits	(3.9)	(4.3)
Permanent differences	3.1	1.3
Foreign NOL adjustments	0.4	0.6
Expiration of tax attributes	9.1	4.9
Change in valuation allowance	6.8	19.6
Income tax benefit	(7.7)%	(6.4)%